Offerings - Offering: 1	Apr. 06, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Interests in Index Strategy options
Amount Registered | shares	3,549,451,846.49
Carry Forward Form Type	S-3
Carry Forward File Number	333-281814
Carry Forward Initial Effective Date	Jan. 17, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 471,960.60
Offering Note	The Maximum Aggregate Offering Price is not applicable because the securities are not issued in predetermined amounts or units. Approximately $3,549,451,846.49 of unsold securities previously registered in the Registration Statement on Form S-3, File No. 333-281814 are hereby carried forward to this Registration Statement on Form S-1. In accordance with Rule 415(a)(6) the offering of securities under the Prior Registration Statement will be deemed terminated as of the Effective Date of this Registration Statement.